Shareholder Report, Average Annual Return (Details)	12 Months Ended	28 Months Ended	36 Months Ended	46 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000110016
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000097757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000119726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000119725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000051938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000110019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000065330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000214012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000214013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000110018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000070970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000222907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000222906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000214014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000214015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000230419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000230418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000217855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000217856
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000166038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000110017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000236277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000236276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000217854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000002497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
C000002500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wasatch Hoisington U.S. Treasury
Without Sales Load [Member] | C000110016
Average Annual Return [Line Items]
Average Annual Return, Percent	31.75%				13.40%	13.33%
Without Sales Load [Member] | C000002495
Average Annual Return [Line Items]
Average Annual Return, Percent	31.60%				13.26%	13.19%
Without Sales Load [Member] | C000166041
Average Annual Return [Line Items]
Average Annual Return, Percent	30.59%				14.08%	13.08%
Without Sales Load [Member] | C000097757
Average Annual Return [Line Items]
Average Annual Return, Percent	30.32%				13.90%	12.92%
Without Sales Load [Member] | C000119726
Average Annual Return [Line Items]
Average Annual Return, Percent	23.69%				10.24%	6.14%
Without Sales Load [Member] | C000119725
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%				10.02%	5.90%
Without Sales Load [Member] | C000166039
Average Annual Return [Line Items]
Average Annual Return, Percent	21.61%				9.28%	5.48%
Without Sales Load [Member] | C000051938
Average Annual Return [Line Items]
Average Annual Return, Percent	21.56%				9.06%	5.34%
Without Sales Load [Member] | C000166042
Average Annual Return [Line Items]
Average Annual Return, Percent	31.62%				6.96%	1.75%
Without Sales Load [Member] | C000110019
Average Annual Return [Line Items]
Average Annual Return, Percent	31.12%				6.64%	1.52%
Without Sales Load [Member] | C000166040
Average Annual Return [Line Items]
Average Annual Return, Percent	27.78%				11.26%	10.30%
Without Sales Load [Member] | C000065330
Average Annual Return [Line Items]
Average Annual Return, Percent	27.54%				11.12%	10.15%
Without Sales Load [Member] | C000214012
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%				7.71%
Without Sales Load [Member] | C000214013
Average Annual Return [Line Items]
Average Annual Return, Percent	22.42%				7.31%
Without Sales Load [Member] | C000110018
Average Annual Return [Line Items]
Average Annual Return, Percent	23.12%				10.58%	8.33%
Without Sales Load [Member] | C000070970
Average Annual Return [Line Items]
Average Annual Return, Percent	22.88%				10.42%	8.19%
Without Sales Load [Member] | C000222907
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%			(14.85%)
Without Sales Load [Member] | C000222906
Average Annual Return [Line Items]
Average Annual Return, Percent	4.59%			(14.87%)
Without Sales Load [Member] | C000166036
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%				3.48%	4.78%
Without Sales Load [Member] | C000002501
Average Annual Return [Line Items]
Average Annual Return, Percent	22.50%				3.36%	4.68%
Without Sales Load [Member] | C000166037
Average Annual Return [Line Items]
Average Annual Return, Percent	20.29%				2.10%	5.10%
Without Sales Load [Member] | C000002502
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%				2.07%	4.98%
Without Sales Load [Member] | C000214014
Average Annual Return [Line Items]
Average Annual Return, Percent	22.82%				5.08%
Without Sales Load [Member] | C000214015
Average Annual Return [Line Items]
Average Annual Return, Percent	22.44%				4.65%
Without Sales Load [Member] | C000230419
Average Annual Return [Line Items]
Average Annual Return, Percent	33.56%		15.62%
Without Sales Load [Member] | C000230418
Average Annual Return [Line Items]
Average Annual Return, Percent	33.45%		15.42%
Without Sales Load [Member] | C000217855
Average Annual Return [Line Items]
Average Annual Return, Percent	32.95%				11.23%	13.20%
Without Sales Load [Member] | C000002503
Average Annual Return [Line Items]
Average Annual Return, Percent	32.78%				11.20%	13.18%
Without Sales Load [Member] | C000217856
Average Annual Return [Line Items]
Average Annual Return, Percent	33.11%				13.56%	12.53%
Without Sales Load [Member] | C000002504
Average Annual Return [Line Items]
Average Annual Return, Percent	33.00%				13.42%	12.46%
Without Sales Load [Member] | C000166038
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%				8.32%	10.21%
Without Sales Load [Member] | C000002505
Average Annual Return [Line Items]
Average Annual Return, Percent	22.70%				8.22%	10.10%
Without Sales Load [Member] | C000110017
Average Annual Return [Line Items]
Average Annual Return, Percent	33.31%				12.47%	10.97%
Without Sales Load [Member] | C000002496
Average Annual Return [Line Items]
Average Annual Return, Percent	33.12%				12.33%	10.84%
Without Sales Load [Member] | C000236277
Average Annual Return [Line Items]
Average Annual Return, Percent	27.05%	20.53%
Without Sales Load [Member] | C000236276
Average Annual Return [Line Items]
Average Annual Return, Percent	26.93%	20.39%
Without Sales Load [Member] | C000217854
Average Annual Return [Line Items]
Average Annual Return, Percent	28.46%				9.97%	13.14%
Without Sales Load [Member] | C000002497
Average Annual Return [Line Items]
Average Annual Return, Percent	28.26%				9.84%	13.07%
Without Sales Load [Member] | C000002500
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%				(6.18%)	0.35%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	26.05%				5.75%	4.02%
Wasatch Index: MSCI Frontier Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Index
Average Annual Return, Percent	20.34%				2.12%	(0.13%)
Wasatch Index: MSCI Frontier Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Index
Average Annual Return, Percent	20.34%				2.12%	(0.13%)
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%	9.39%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%	9.39%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%	9.39%
Wasatch Index: MSCI AC World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index
Average Annual Return, Percent	31.76%				12.18%	9.39%
Wasatch Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	23.89%			(8.17%)
Wasatch Index: MSCI China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China Index
Average Annual Return, Percent	23.89%			(8.17%)
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%	5.22%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%	5.22%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%	5.22%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%	5.22%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%
Wasatch Index: MSCI AC World Index ex USA
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index ex USA
Average Annual Return, Percent	25.35%				7.58%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		10.29%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%		10.29%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	21.67%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	21.67%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%				15.26%	12.83%
Wasatch Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%				0.33%	1.84%
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: MSCI India IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India IMI Index
Wasatch Index: MSCI India IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India IMI Index
Wasatch Index: MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Mid Cap Growth Index
Wasatch Index: MSCI Emerging Markets Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Mid Cap Growth Index
Wasatch Index: MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index
Wasatch Index: MSCI Emerging Markets Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index
Wasatch Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Wasatch Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Wasatch Index: MSCI AC World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Small Cap Index
Wasatch Index: MSCI AC World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Small Cap Index
Wasatch Index: MSCI AC World Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Mid Cap Growth Index
Wasatch Index: MSCI AC World Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Mid Cap Growth Index
Wasatch Index: MSCI AC World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Value Index
Wasatch Index: MSCI AC World Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World Value Index
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Small Cap Index
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Small Cap Index
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Small Cap Index
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Wasatch Index: MSCI AC World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Small Cap Index
Wasatch Index: MSCI World ex USA Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Wasatch Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Wasatch Index: MSCI EAFE Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Mid Cap Growth Index
Wasatch Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Wasatch Index: MSCI EAFE Mid Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Mid Cap Growth Index
Wasatch Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Wasatch Index: FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. 3-Month Treasury Bill Index
Wasatch Index: Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Wasatch Index: FTSE U.S. 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE U.S. 3-Month Treasury Bill Index
Wasatch Index: Russell Microcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell Microcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
WASATCH INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
WASATCH INDEX: RUSSELL 2000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Wasatch Index: Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Wasatch Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Wasatch Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index